Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash Reported in the Consolidated Balance Sheet that sum to the Total Amount in the Statement of Cash Flow (Details) - USD ($)
$ in Millions
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 17,914	$ 5,418	$ 4,150
Restricted Cash and Investments, Current	3	26	1
Restricted Cash and Investments, Noncurrent	37	11	4
Cash, cash equivalents and restricted cash	$ 17,954	$ 5,455	$ 4,155	$ 4,064